LEASES - Additional Lease Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Finance leases:
Weighted-average remaining lease term (years)	6 months	1 year 6 months
Weighted-average discount rate	6.00%	6.00%
Operating leases:
Weighted-average remaining lease term (years)	3 years 7 months 6 days	4 years
Weighted-average discount rate	7.30%	7.20%